Stock Based Compensation Plans: (Details Text)	9 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares
Stock Based Compensation Plans Details Text [Abstract]
Maximum number of options available under the plan	7,550,000
Options available for grant	1,519,500
Maximum term of options	10 years
Options granted during the period	315,000	310,000
Non-cash compensation expense | $	$ 306,161	$ 896,742
Weighted average fair value of options granted | $ / shares	$ 0.85	$ 0.87
Retention units held by officers and directors	1,457,500
Retention units held by others	315,000
Minimum value of retention units. | $	$ 7,700,000